Amounts receivable and prepaid expenses (Details) - Schedule of receivable and prepaid expenses - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of receivable and prepaid expenses [Abstract]
HST	$ 2,793	$ 2,212
Prepaid expenses and other receivables	2,177	1,062
Total	$ 4,970	$ 3,274